DISCONTINUED OPERATIONS (Details Narrative) - A H I [Member]	1 Months Ended
Oct. 31, 2022 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal of amount | $	$ 217,769
Series F Preferred Stock [Member] | Buy Back Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of shares issued | shares	175,045